Financial instruments (Details 24) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Abstract]
Accounts payable	$ 205,414	$ 163,373
Other accounts payable	376	378
Total	205,790	163,751
Accounts payable	0	0
Other accounts payable	0	0
Total	0	0
Accounts payable	205,414	163,373
Other accounts payable	376	378
Total	$ 205,790	$ 163,751